Investment Strategy - Angel Oak Total Return ETF	Dec. 08, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Brookfield Public Securities Group LLC, the Fund’s subadviser (the “Subadviser”), is responsible for managing a portion of the Fund’s portfolio that is allocated to corporate debt.